STOCK-BASED COMPENSATION	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Ensysce Biosciences, Inc [Member]
STOCK-BASED COMPENSATION

NOTE 9 - STOCK-BASED COMPENSATION

In 2016, Former Ensysce adopted the Ensysce Biosciences, Inc. 2016 Stock Incentive Plan (the “2016 Plan”). The 2016 Plan, as amended, allowed for the issuance of non-statutory stock options, incentive stock options and other equity awards to Former Ensysce’s employees, directors, and consultants.

In March 2019, Former Ensysce adopted the 2019 Directors Plan, which was amended in August 2020. The 2019 Directors Plan, as amended, allowed for the issuance of shares of Former Ensysce’s common stock pursuant to the grant of non-statutory stock options.

In addition to the 2016 Plan and the 2019 Directors Plan, the Company has two legacy equity incentive plans (the “Legacy Plans”). No additional equity awards may be made under the Legacy Plans and the outstanding options will expire if unexercised by certain dates through August 2024.

As of June 30, 2021 and December 31, 2020, the options outstanding under each plan were as follows:

	June 30,	December 31,
	2021	2020
Legacy Plans	264,866	543,106
2016 Plan	4,034,332	4,034,332
2019 Directors Plan	144,870	151,455
Total options outstanding	4,444,068	4,728,893

On June 30, 2021, in connection with the Business Combination, the Company assumed the 2021 Omnibus Incentive Plan, which was approved by LACQ’s board and subsequently LACQ’s stockholders at a special stockholder meeting on June 28, 2021. The 2021 Omnibus Incentive Plan provides for the conversion with existing terms of the 4,444,068 options outstanding under Former Ensysce stock plans and reserves for issuance an additional 1,000,000 shares for future awards under the 2021 Omnibus Incentive Plan. No further awards may be made under the Former Ensysce stock plans.

Option Activity

During the three and six months ended June 30, 2020, the Company granted stock options to purchase an aggregate of 65,850 shares of common stock to a member of the board of directors. The options vest over three years and have an exercise price of $3.35 per share.

The Company recognized within general and administrative expense stock-based compensation expense of $36,373 and $80,193 for the three and six months ended June 30, 2021, respectively. The Company recognized within general and administrative expense stock-based compensation expense of $36,065 and $68,551 for the three and six months ended June 30, 2020, respectively. During the three and six months ended June 30, 2021 and 2020, there was no stock-based compensation allocated to research and development expense.

The following table summarizes the Company’s stock option activity during the six months ended June 30, 2021:

		Weighted average
	Options	Exercise price	Remaining contractual life	Intrinsic value
Outstanding at December 31, 2020	4,728,893	$2.28	6.80	$1,817,383
Granted	—	—	—	—
Exercised	(284,825)	0.91	—	472,453
Expired / Forfeited	—	—	—	—
Outstanding at June 30, 2021	4,444,068	2.40	6.50	53,714,731
Exercisable at June 30, 2021	4,337,971	2.38	6.40	52,524,462
Vested and expected to vest	4,444,068	2.40	6.50	53,714,731

Option Valuation

The fair value of each stock option granted has been determined using the Black-Scholes option-pricing model. The material factors incorporated in the Black-Scholes model in estimating the fair value of the options granted for the periods presented were as follows:

Six months ended
June 30, 2020
Stock price	$2.58
Exercise price	$3.34
Expected stock price volatility	124.0%
Expected term (years)	5.8
Risk-free interest rate	1.52%
Expected dividend yield	0%

●	Expected stock-price volatility. The expected volatility is derived from the historical volatilities of publicly traded companies within the Company’s industry that the Company considers to be comparable to the Company’s business over a period approximately equal to the expected term.
●	Expected term. The expected term represents the period that the stock-based awards are expected to be outstanding. The Company’s historical share option exercise experience does not provide a reasonable basis upon which to estimate an expected term due to a lack of sufficient data. Therefore, the Company estimates the expected term for employees by using the simplified method provided by the Securities and Exchange Commission. The simplified method calculates the expected term as the average of the time-to-vesting and the contractual life of the options.
●	Risk-free interest rate. The risk-free interest rate is based on the U.S. Treasury yield in effect at the time of grant for zero coupon U.S. Treasury notes with maturities approximately equal to the expected term.
●	Expected dividend yield. The expected dividend is assumed to be zero as the Company has never paid dividends and has no current plans to pay any dividends on the Company’s common stock.

The weighted-average grant date fair value of options granted during the six months ended June 30, 2020 was $2.21. There were no options granted during the six months ended June 30, 2021.

As of June 30, 2021, the Company had an aggregate of $79,259 of unrecognized share-based compensation cost, which is expected to be recognized over the weighted average period of 1.9 years.

Shares Reserved for Future Issuance

The following shares of common stock are reserved for future issuance:

June 30, 2021
Stock options outstanding	4,444,068
Stock options available for future grant under 2021 Omnibus Incentive Plan	1,000,000
Warrants outstanding	18,901,290
Total shares of common stock reserved for future issuance	24,345,358

NOTE 9 - STOCK-BASED COMPENSATION

In 2016, the Company adopted the Ensysce Biosciences, Inc. 2016 Stock Incentive Plan (the “2016 Plan”). The 2016 Plan, as amended in 2019, allows for the issuance of non-statutory stock options, incentive stock options and other equity awards. Grants pursuant to the 2016 Plan may be made to the Company’s employees, directors, and consultants. As of December 31, 2020 and 2019, options outstanding under the 2016 Plan totaled 4,034,332 and 5,153,783, respectively.

In March 2019, the Company adopted the 2019 Directors Plan (the “2019 Plan”), which was amended in August 2020. The 2019 Plan as amended allows for the issuance of shares of the Company’s common stock pursuant to the grant of non-statutory stock options. As of December 31, 2020 and 2019, options outstanding under the 2019 Plan totaled 151,455 and 19,755, respectively.

In addition to the 2016 Plan and the 2019 Plan, as of December 31, 2020 and 2019, options outstanding under two legacy equity incentive plans (the “Legacy Plans”) totaled 543,106 and 546,104, respectively. No additional equity awards may be made under the Legacy Plans and the outstanding options will expire if unexercised by certain dates through August 2024.

Option Activity

During the year ended December 31, 2019, the Company granted fully vested stock options to purchase an aggregate of 2,983,005 shares of common stock, including an option granted to the Company’s Chief Executive Officer to purchase 665,085 shares of common stock and options granted to directors and consultants to purchase an aggregate of 2,317,920 shares of common stock.

During the year ended December 31, 2020, the Company granted stock options to purchase an aggregate of 131,700 shares of common stock to members of the board of directors. The options vest over three years and have an exercise price of $3.35 per share.

The Company recognized within general and administrative expense stock-based compensation expense of approximately $178,679 and $6,035,433 for the years ended December 31, 2020 and 2019, respectively. During the years ended December 31, 2020 and 2019, there was no stock-based compensation allocated to research and development expense.

ENSYSCE BIOSCIENCES, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The following table summarizes the Company’s stock option activities for the years ended December 31, 2020 and 2019:

		Weighted average
	Options	Exercise price	Remaining contractual life	Intrinsic value
Outstanding at December 31, 2018	2,867,408	$1.97	7.3	$2,209,192
Granted	2,983,005	$2.59	9.2
Expired / Forfeited	(130,771)	$0.46		$285,269
Outstanding at December 31, 2019	5,719,642	$2.28	8.0	$1,923,924
Granted	131,700	$3.35	9.3
Expired / Forfeited	(1,122,449)	$2.43		$106,541
Outstanding at December 31, 2020	4,728,893	$2.28	6.8	$1,817,383
Exercisable at December 31, 2020	4,443,546	$2.28	6.7	$1,700,715
Vested and expected to vest	4,728,893	$2.28	6.8	$1,817,383

Option Valuation

The fair value of each stock option granted has been determined using the Black-Scholes option-pricing model. The material factors incorporated in the Black-Scholes model in estimating the fair value of the options granted for the periods presented were as follows:

	For the years ended December 31,
	2020	2019
Expected dividend yield	0.00%	0.00%
Expected stock-price volatility	124.0%	105.0%
Risk-free interest rate	0.27% - 1.52%	2.21% - 2.56%
Stock price	$2.58	$2.58
Expected term (years)	5.8	5.0

●	Expected dividend yield. The expected dividend is assumed to be zero as the Company has never paid dividends and has no current plans to pay any dividends on the Company’s common stock.
●	Expected stock-price volatility. The expected volatility is derived from the historical volatilities of publicly traded companies within the Company’s industry that the Company considers to be comparable to the Company’s business over a period approximately equal to the expected term.
●	Risk-free interest rate. The risk-free interest rate is based on the U.S. Treasury yield in effect at the time of grant for zero coupon U.S. Treasury notes with maturities approximately equal to the expected term.
●	Expected term. The expected term represents the period that the stock-based awards are expected to be outstanding. The Company’s historical share option exercise experience does not provide a reasonable basis upon which to estimate an expected term due to a lack of sufficient data. Therefore, the Company estimates the expected term for employees by using the simplified method provided by the Securities and Exchange Commission. The simplified method calculates the expected term as the average of the time-to-vesting and the contractual life of the options.

The weighted-average grant date fair value of options granted during the years ended December 31, 2020 and 2019 was $2.13 and $1.97, respectively.

As of December 31, 2020 and 2019 the Company had an aggregate of $159,453 and $48,438 of unrecognized share-based compensation cost, respectively, which is expected to be recognized over the weighted average period of 2.38 years.

ENSYSCE BIOSCIENCES, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS